Acquisitions - Additional Information (Detail) (USD $)	3 Months Ended								12 Months Ended			0 Months Ended
	Dec. 31, 2014	Sep. 30, 2014	Jun. 30, 2014	Mar. 31, 2014	Dec. 31, 2013	Sep. 30, 2013	Jun. 30, 2013	Mar. 31, 2013	Dec. 31, 2014	Dec. 31, 2013	Dec. 31, 2012	Aug. 15, 2014 Screens Theatre	Sep. 26, 2014 Theatre Screens	Aug. 22, 2014 Screens Theatre	Nov. 19, 2013 Entertainment_Complexes Screens States	Nov. 15, 2012 Entertainment_Complexes Screens States	Oct. 21, 2011	Aug. 16, 2013 Theatre Screens
Business Acquisition [Line Items]
Goodwill recognized	$ 125,515,000				$ 74,377,000				$ 125,515,000	$ 74,377,000	$ 44,577,000
Revenue	185,387,000	162,631,000	182,987,000	158,924,000	171,848,000	164,179,000	169,525,000	129,283,000	689,929,000	634,835,000	533,913,000
Net Income (Loss)	(2,243,000)	(6,757,000)	3,222,000	(3,164,000)	3,850,000	1,009,000	6,677,000	(5,783,000)	(8,942,000)	5,753,000	96,308,000
Business acquisition cash paid									16,146,000	42,928,000	22,237,000
Capital lease and financial obligation, assumed	230,203,000				238,763,000				230,203,000	238,763,000
Digiplex [Member]
Business Acquisition [Line Items]
Acquisition date												Aug. 15, 2014
Business acquisition, number of theatres acquired												21
Business acquisition, number of screens acquired												206
Business combination share exchange ratio												0.1765
Notes payable assumed and paid												9,099,000
Business acquisition, cash paid												10,978,000
Business acquisition, cash paid held in escrow												181,000
Business acquisition, share held in escrow												30,000
Goodwill changes during period									(3,212,000)
Goodwill recognized												41,526,000
Identifiable intangible assets recognized	2,190,000								2,190,000			2,190,000
Unfavorable lease obligations	5,980,000								5,980,000			5,980,000
Weighted-average useful life before extension or renewal									6 years 1 month 6 days
Revenue									16,728,000
Net Income (Loss)									(197,000)
Acquisition cost related to professional fees									3,477,000
Business combination, purchase price												58,433,000
Digiplex [Member] | Common Stock [Member]
Business Acquisition [Line Items]
Business combination share exchange ratio												0.1765
Aggregate common stock												1,382,000
Digiplex [Member] | UNITED STATES
Business Acquisition [Line Items]
Number of states in which acquired business operated												8
Digiplex [Member] | Start Media LLC Digiplex LLC (JV) [Member]
Business Acquisition [Line Items]
Percentage interest in joint venture												34.00%
Start Media LLC [Member] | Start Media LLC Digiplex LLC (JV) [Member]
Business Acquisition [Line Items]
Percentage interest in joint venture												66.00%
Business acquisition, cash paid												10,978,000
Pipeline Theatres [Member]
Business Acquisition [Line Items]
Business acquisition, number of theatres acquired													2	1
Business acquisition, number of screens acquired													18	10
Business acquisition cash paid													5,400,000
Goodwill changes during period									3,250,000
Pipeline Theatres [Member] | Digiplex [Member]
Business Acquisition [Line Items]
Number of theatres agreed to acquire									4
Number of screens agreed to acquire									33
Muvico Entertainment, L.L.C [Member]
Business Acquisition [Line Items]
Acquisition date									Nov. 19, 2013
Business acquisition, number of screens acquired															147
Number of states in which acquired business operated															3
Goodwill changes during period									0
Goodwill recognized	24,443,000								24,443,000						24,443,000
Acquisition cost related to professional fees										2,038,000
Number of entertainment complexes acquired															9
Business acquisition cash paid															30,608,000
Capital lease and financial obligation, assumed															19,101,000
Goodwill amortization period									15 years
Maximum amount of future reimbursement of fair value under contingent consideration	750,000								750,000						750,000
Non-cash consideration representing liabilities, total									22,319,000
Business acquisition, revenue recorded									61,596,000	9,570,000
Business acquisition, net (loss) income recognized									(248,000)	995,000
Rave Reviews Cinemas, L.L.C [Member]
Business Acquisition [Line Items]
Acquisition date									Nov. 15, 2012
Business acquisition, number of screens acquired																251
Number of states in which acquired business operated																7
Goodwill changes during period									0
Goodwill recognized																36,666,000
Acquisition cost related to professional fees											4,094,000
Number of entertainment complexes acquired																16
Business acquisition cash paid																22,213,000
Capital lease and financial obligation, assumed																110,243,000
Goodwill amortization period																15 years
Non-cash consideration representing liabilities, total									125,701,000
Business acquisition, revenue recorded										88,393,000	13,831,000
Working capital adjustment										1,349,000						3,213,000
Business acquisition, net income recognized										155,000	525,000
MNM Theatres [Member]
Business Acquisition [Line Items]
Business combination, purchase price																	10,820,000
Contingent consideration performance valuation period									3 years
Acquisition date									Oct. 21, 2011
Business combination, Contingent consideration expense									849,000
MNM Theatres [Member] | Estimate of Fair Value Measurement [Member]
Business Acquisition [Line Items]
Fair value of contingent consideration																	1,570,000
Cinemark USA, Inc. [Member]
Business Acquisition [Line Items]
Acquisition date									Aug. 16, 2013
Business acquisition, number of theatres acquired																		3
Business acquisition, number of screens acquired																		52
Goodwill changes during period									11,203,000
Business acquisition cash paid																		10,500,000
Capital lease and financial obligation, assumed																		$ 5,431,000